Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
Additions refers to the acquisition of intangible assets	$ 2,131
Indications of impairment